OTHER NON-OPERATING INCOME/(LOSS), NET (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
SCHEDULE OF NON-OPERATING INCOME/(LOSS) NET

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Gain/(loss) on disposal of long-term investments and subsidiaries, net (Note 9)	112,354	(1,792)	(23)
Others	555	3,864	(2,382)
Total other non-operating income/(loss), net	112,909	2,072	(2,405)